CAPITAL MANAGEMENT (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Cash and cash equivalents	$ 230,779	$ 483,598	$ 118,360
Total equity attributable to the shareholders of the Company	1,588,517	1,582,447
Long-term debt	3,776,038	2,456,116
Total capital	5,364,555	4,038,563
Regulatory Capital Maintenance
Disclosure of classes of share capital [line items]
Cash and cash equivalents	$ 21,695	$ 14,680